Leases (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Leases [Abstract]
Summary of Roll-forward of Lease Right-of-use Assets
Below is the roll-forward of lease right-of-use assets:

Right-of-use assets
(in € millions)
Cost
At January 1, 2023	675
Increases	22
Decreases	(1)
Exchange differences	(12)
At December 31, 2023	684
Increases	25
Decreases	(140)
Exchange differences	28
At December 31, 2024	597
Accumulated depreciation
At January 1, 2023	(258)
Depreciation charge	(56)
Impairment charge	(74)
Decreases	1
Exchange differences	3
At December 31, 2023	(384)
Depreciation charge	(44)
Impairment charge	(25)
Decreases	99
Exchange differences	(17)
At December 31, 2024	(371)
Cost, net accumulated depreciation
At December 31, 2023	300
At December 31, 2024	226

Summary of Impairment Charges for Lease Right-of-use Assets Explanatory	These charges are included in the consolidated statement of operations for the years ended December 31, 2024 and 2023 as follows.

	Year ended December 31, 2024	Year ended December 31, 2023
	(in € millions)
Cost of revenue	6	4
Research and development	7	46
Sales and marketing	8	13
General and administrative	4	11
Total	25	74
These charges are included in the consolidated statement of operations for years ended December 31, 2024 and 2023 as follows.

	Year ended December 31, 2024	Year ended December 31, 2023
	(in € millions)
Cost of revenue	11	3
Research and development	2	29
Sales and marketing	3	10
General and administrative	2	7
Total	18	49

Summary of Roll-forward of Lease Liabilities
Below is the roll-forward of lease liabilities:

Lease liabilities	2024	2023
	(in € millions)
At January 1	558	613
Increases	25	22
Payments (1)	(105)	(104)
Interest expense	36	38
Lease incentives received (2)	—	2
Exchange differences	23	(13)
At December 31	537	558
(1) €36 million and €38 million of interest paid on lease liabilities are included in operating activities and €69 million and €66 million of payments of lease liabilities included in financing activities within the consolidated statement of cash flows for the years ended December 31, 2024 and 2023, respectively.
(2) €2 million of lease incentives received are included in financing activities within the consolidated statement of cash flows for the year ended December 31, 2023. There were no lease incentives received during the year ended December 31, 2024.

Summary of Maturity Analysis of Lease Liabilities
Below is the maturity analysis of lease liabilities:

Lease liabilities	December 31, 2024
Maturity Analysis	(in € millions)
Less than one year	113
One to five years	334
More than five years	253
Total lease commitments	700
Impact of discounting remaining lease payments	(163)
Total lease liabilities	537
Lease liabilities included in the consolidated statement of financial position
Current	75
Non-current	462
Total	537

Summary of Roll-forward of Finance Lease Receivable	Below is the roll-forward of finance lease receivables:

Finance lease receivables	2024
(in € millions)
At January 1	—
Additions	69
Interest income	6
Payments received	(1)
Exchange differences	2
At December 31	76

Summery Of Maturity Analysis Of Finance Lease Receivable
Below is the maturity analysis of finance lease receivables:

Finance lease receivables	2024
Maturity Analysis	(in € millions)
Less than one year	3
One to five years	57
More than five years	61
Total lease payments receivable	121
Unearned finance income	(45)
Total finance lease receivables	76
Finance lease receivables included in the interim condensed consolidated statement of financial position
Current	2
Non-current	74
Total	76